Share Based Payments (Details) - Schedule of share options expiry dates and exercise price - $ / shares						1 Months Ended
	Aug. 25, 2020	Jul. 23, 2020	May 06, 2020	Apr. 30, 2018	Jun. 26, 2014	Aug. 25, 2020
Share Based Payments (Details) - Schedule of share options expiry dates and exercise price [Line Items]
Exercise Price						$ 2,575
Exercise Price 0.47 [Member]
Share Based Payments (Details) - Schedule of share options expiry dates and exercise price [Line Items]
Grant Date					26 June 2024
Expiry Date					$0.47
Exercise Price					$ 1,831
Exercise Price 1.10 [Member]
Share Based Payments (Details) - Schedule of share options expiry dates and exercise price [Line Items]
Grant Date				30 April 2028
Expiry Date				$1.10
Exercise Price				$ 500
Exercise Price 0.47 [Member]
Share Based Payments (Details) - Schedule of share options expiry dates and exercise price [Line Items]
Grant Date			5 May 2028
Expiry Date			$0.47
Exercise Price			$ 12,393
Exercise Price 2.11 [Member]
Share Based Payments (Details) - Schedule of share options expiry dates and exercise price [Line Items]
Grant Date		26 July 2030
Expiry Date		$2.11
Exercise Price		$ 100
Exercise Price 1.98 [Member]
Share Based Payments (Details) - Schedule of share options expiry dates and exercise price [Line Items]
Grant Date	24 August 2030
Expiry Date	$1.98
Exercise Price	$ 500
Share Options [Member]
Share Based Payments (Details) - Schedule of share options expiry dates and exercise price [Line Items]
Exercise Price						$ 15,324
Exercise Price 0.74 [Member]
Share Based Payments (Details) - Schedule of share options expiry dates and exercise price [Line Items]
Grant Date						01 August 2032
Expiry Date						$0.74
Exercise Price						$ 725
Exercise Price 0.67 [Member]
Share Based Payments (Details) - Schedule of share options expiry dates and exercise price [Line Items]
Grant Date						04 November 2022
Expiry Date						$0.67
Exercise Price						$ 1,850